Equity (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Interim Dividends [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 11, 2023
Date of record	Jun. 12, 2023
Amount per common and preferred share | $ / shares	$ 0.2465
Dividend payables | $	$ 3,215
Interim Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 11, 2023
Date of record	Jun. 12, 2023
Amount per common and preferred share | $ / shares	$ 0.1345
Dividend payables | $	$ 1,755
Total Distributions To Shareholders [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.3810
Dividend payables | $	$ 4,970